RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (2,707,595)	$ (1,689,034)	$ (1,487,127)	$ (1,542,235)	$ (4,396,629)	$ (3,029,362)	$ (6,079,824)	$ (4,964,182)
Dividend to Common Stockholders							$ 1,794,704	$ 814,552
Weighted average number of shares, basic and diluted	195,976,705		172,353,044		193,417,289	171,723,963	172,123,855	146,726,959
Dividends to Common Stockholders							$ (1,794,704)	$ (814,552)
Restatement Adjustment
Net loss							0	0
Dividend to Common Stockholders							1,794,704	814,552
Net loss attributable to Common Stockholders							$ (1,794,704)	$ (814,552)
Net loss per share available to common stockholders, basic and diluted							$ (0.01)	$ (0.01)
Weighted average number of shares, basic and diluted							0	0
Dividends to Common Stockholders							$ (1,794,704)	$ (814,552)
As Reported
Net loss							(6,079,824)	(4,964,182)
Dividend to Common Stockholders							0	0
Net loss attributable to Common Stockholders							$ (6,079,824)	$ (4,964,182)
Net loss per share available to common stockholders, basic and diluted							$ (0.04)	$ (0.03)
Weighted average number of shares, basic and diluted							172,123,855	146,726,959
Dividends to Common Stockholders							$ 0	$ 0
As Restated
Net loss							(6,079,824)	(4,964,182)
Dividend to Common Stockholders							1,794,704	814,552
Net loss attributable to Common Stockholders							$ (7,874,528)	$ (5,778,734)
Net loss per share available to common stockholders, basic and diluted							$ (0.05)	$ (0.04)
Weighted average number of shares, basic and diluted							172,123,855	146,726,959
Dividends to Common Stockholders							$ (1,794,704)	$ (814,552)